Advisors Capital Total Return - Equity Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
13,450	Honeywell Aerospace Inc.	$ 2,973,526
13,450	Honeywell International Inc.	3,011,455
		5,984,981	1.76%

Auto Controls for Regulating Residential & Commercial Environments
14,000	Trane Technologies PLC (Ireland)	6,876,240	2.02%

Beverages
30,200	PepsiCo, Inc.	4,089,080	1.20%

Biological Products (No Diagnostic Substances)
14,500	Amgen, Inc.	5,250,740	1.54%

Computer & Office Equipment
25,000	International Business Machines Corporation	7,030,250	2.06%

Computer Communications Equipment
85,000	Cisco Systems, Inc.	9,984,100	2.93%

Electric Services
75,600	NextEra Energy, Inc.	6,635,412
49,800	The Southern Company	4,766,358
		11,401,770	3.34%

Electronic Computers
46,800	Apple Inc.	13,542,048
30,300	Dell Technologies, Inc. - Class C	13,073,238
		26,615,286	7.81%

Farm Machinery & Equipment
9,200	Deere & Company	5,835,836	1.71%

Finance Services
16,000	American Express Co.	5,412,000	1.59%

Fire, Marine & Casualty Insurance
21,500	Chubb Ltd.	7,325,910	2.15%

Guided Missiles & Space Vehicles & Parts
12,100	Lockheed Martin Corporation	6,164,466	1.81%

Industrial Inorganic Chemicals
9,400	Linde PLC (United Kingdom)	4,878,036	1.43%

Insurance Agents, Brokers & Service
10,100	Aon PLC - Class A (Ireland)	3,350,069	0.98%

Measuring & Controlling Devices, NEC
12,900	Thermo Fisher Scientific Inc.	6,467,544	1.90%

Miscellaneous Industrial & Commercial Machinery & Equipment
16,500	Eaton Corporation PLC (Ireland)	7,030,980	2.06%

National Commercial Banks
29,000	JPMorgan Chase & Co.	9,492,570
85,100	Truist Financial Corporation	4,239,682
79,800	Wells Fargo & Company	6,594,672
		20,326,924	5.96%

Natural Gas Transmission
125,000	The Williams Companies, Inc.	9,292,500	2.73%

Petroleum Refining
42,700	Chevron Corporation	7,077,952	2.08%

Pharmaceutical Preparations
5,600	Eli Lilly and Company	6,716,808
26,700	Johnson & Johnson	6,780,999
37,800	Zoetis Inc. - Class A	2,716,308
		16,214,115	4.76%

Radio & TV Broadcasting & Communications Equipment
27,600	QUALCOMM Incorporated	5,100,204	1.50%

Radiotelephone Communications
25,700	T-Mobile US, Inc.	4,310,661	1.26%

Retail - Eating & Drinking Places
55,000	Starbucks Corporation	5,620,450	1.65%

Retail - Family Clothing Stores
29,200	Ross Stores, Inc.	6,215,220	1.82%

Retail - Lumber & Other Building Materials Dealers
16,400	The Home Depot, Inc.	5,783,952	1.70%

Retail - Retail Stores, NEC
8,800	Ulta Beauty, Inc. *	3,968,624	1.16%

Retail - Variety Stores
6,200	Costco Wholesale Corp.	5,799,914	1.70%

Security & Commodity Brokers, Dealers, Exchanges & Services
19,900	CME Group Inc. - Class A	4,394,517	1.29%

Security Brokers, Dealers & Flotation Companies
5,300	BlackRock, Inc.	5,096,268	1.49%

Semiconductors & Related Devices
38,300	Broadcom Inc.	14,467,825
48,000	NVIDIA Corp.	9,604,320
16,400	Texas Instruments Incorporated	4,888,348
		28,960,493	8.48%

Services - Business Services, NEC
54,000	eBAY, Inc.	6,034,500
13,700	MasterCard Incorporated - Class A	7,036,320
60,000	Uber Technologies, Inc. *	4,329,600
		17,400,420	5.10%

Services - Computer Programming, Data Processing, Etc.
46,300	Alphabet, Inc. - Class A	16,546,231
10,400	Meta Platforms, Inc. - Class A	5,858,216
		22,404,447	6.57%

Services - Prepackaged Software
34,400	Microsoft Corporation	12,831,888
41,900	Oracle Corporation	6,140,445
		18,972,333	5.57%

Services - Video Tape Rental
75,500	Netflix, Inc. *	5,390,700	1.58%

Sugar & Confectionery Products
18,000	The Hershey Company	3,158,100	0.93%

Surgical & Medical Instruments & Apparatus
13,400	Stryker Corporation	4,218,856	1.24%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
8,100	McKesson Corporation	6,120,360	1.80%

Wholesale - Electronic Parts & Equipment, NEC
20,300	TE Connectivity Ltd. (Switzerland)	4,092,683	1.20%

Total for Common Stocks (Cost - $237,565,838)		333,616,981	97.86%

REAL ESTATE INVESTMENT TRUSTS
41,700	Prologis, Inc.	5,649,099	1.66%
Total for Real Estate Investment Trusts (Cost $4,933,150)

MONEY MARKET FUNDS
2,627,295	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% **	2,627,295	0.77%
Total For Money Market Funds (Cost - $2,627,295)

	Total Investments	341,893,375	100.29%
	(Cost - $245,126,283)

	Liabilities in Excess of Other Assets	(972,323)	-0.29%

	Net Assets	$340,921,052	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2026.